Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.25%
California–94.81%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$7,630	$7,633,151

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	90	90,000

Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	500	503,710

Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2024	800	800,617

Alameda (County of), CA Joint Powers Authority (Multiple Capital); Series 2013 A, RB(b)(c)	5.25%	02/02/2024	1,000	1,003,307

Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,005

Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	35	35,493

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	505	513,125

Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,079

Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	55	55,045

California (State of);
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,332

Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	20	20,093

Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	25	25,170

Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	65	65,674

Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,104

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,078

Series 1997, GO Bonds	5.13%	10/01/2027	20	20,029

Series 2000, GO Bonds	5.63%	05/01/2026	30	30,053

Series 2001, GO Bonds	5.20%	11/01/2031	5	5,007

Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,007

Series 2013, GO Bonds(b)(c)	5.00%	12/13/2023	1,700	1,700,764

Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	831,173

Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,330,762

California (State of) Community Choice Financing Authority; Series 2023, RB(c)	5.25%	04/01/2030	6,000	6,147,600

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,155,433

Series 2023 D, RB(c)	5.50%	11/01/2028	7,000	7,401,412

California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	430	433,443

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	619,843

California (State of) County Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,221,315

Series 2007 B, RB	5.10%	06/01/2028	50	49,742

Series 2014, Ref. RB	4.00%	06/01/2029	485	485,429

Series 2020 B-1, Ref. RB	4.00%	06/01/2049	110	109,575

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	150	152,292

Series 2002, RB	6.00%	06/01/2042	4,735	4,807,432

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	2,175	2,176,585

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	5,410	5,487,789

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	750	761,487

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	145	145,014

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	747,740

California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	6,035	6,136,933

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Educational Facilities Authority (University of the Pacific); Series 2015, Ref. RB	5.00%	11/01/2036	$1,850	$1,896,435

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(d)	6.00%	06/01/2043	4,895	4,742,068

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,819,932

California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,276,896

Series 2012 A, RB	5.00%	11/15/2035	12,280	12,284,917

Series 2012 A, RB	5.00%	11/15/2039	4,905	4,906,684

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,441,443

California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,786,119

Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,059,759

Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,229,622

California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,000

Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,008

California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	506,019

Series 2014 A, RB	5.00%	10/01/2038	3,420	3,442,932

Series 2014 B, RB	5.00%	10/01/2044	5,000	5,022,967

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,928,587

Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,594,180

Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,728,207

California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	4,675	4,602,593

California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(d)(e)	3.65%	01/31/2024	1,720	1,715,601

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB(b)(c)	5.00%	12/06/2023	11,100	11,101,108

California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,588,500

Series 2016 A, Ref. RB	5.00%	05/01/2028	775	819,397

Series 2016 A, Ref. RB	5.00%	05/01/2029	910	961,315

Series 2016 A, Ref. RB	5.00%	05/01/2030	740	781,848

Series 2016 A, Ref. RB	5.00%	05/01/2031	910	961,344

California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,213,535

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,010,685

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,806,414

Series 2018, RB	5.00%	05/15/2037	2,500	2,577,182

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,264,450

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,132,001

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,339,020

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,003,237

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,204,333

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,122,310

Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,537,322

Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,636,204

Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,077,563

Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,556,227

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,243,471

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,055

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	$8,385	$8,743,622

Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	6,764,549

Series 2018, RB(e)	5.00%	12/31/2035	2,700	2,799,404

California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	443,456

Series 2015, RB	5.00%	11/01/2035	1,100	1,105,499

Series 2017 A, RB	5.00%	11/01/2028	1,000	1,022,965

Series 2017 A, RB	5.25%	11/01/2029	750	771,540

California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,663,655

Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,801,963

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	1,100	1,065,134

California (State of) Pollution Control Financing Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,003,650

Series 2012, RB(d)(e)	5.00%	11/21/2045	10,000	9,933,891

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(d)(e)(f)	7.50%	07/01/2032	4,000	200,000

Series 2020, RB(d)(e)(f)	7.50%	07/01/2032	595	29,750

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,532,957

California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(e)	5.50%	12/01/2026	1,030	1,053,182

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	1,415	1,303,009

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	9,900	10,377,478

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	953,265

Series 2021, RB(d)	3.13%	05/15/2029	1,000	926,882

Series 2021, RB(d)	5.00%	11/15/2036	500	477,938

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	600	577,742

California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,022

Series 2004 B, RB	5.13%	06/01/2029	45	45,065

Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,071

Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,004

Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,089

California (State of) Public Works Board (Various Capital); Series 2013 I, RB(b)(c)	5.00%	01/02/2024	100	100,104

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2034	9,120	9,204,857

California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(d)	4.00%	10/01/2027	1,600	1,588,380

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	5.50%	07/01/2027	755	755,725

California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,664,314

California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2024	110	109,669

Series 2020 B, RB	4.00%	09/02/2025	115	114,436

Series 2020 B, RB	4.00%	09/02/2026	115	114,589

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	955	954,981

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	180,928

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(e)	5.20%	06/01/2036	755	755,783

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,020,737

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.00%	07/01/2029	900	913,516

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	$3,515	$3,585,111

Series 2021 C-1, RB	2.25%	09/02/2026	1,350	1,227,479

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,531,797

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	2,200	2,235,452

California State University; Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,743,094

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	401,007

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	203,864

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,273,784

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,322,463

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	928,175

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	978,158

Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,010

Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,796,043

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,702,247

Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	35	35,082

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	850	854,488

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,848

Series 2012, Ref. RB	5.00%	09/01/2027	790	791,081

Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	301,354

Series 2017, RB	5.00%	09/01/2029	175	183,919

Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	725,571

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,073,010

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	536,432

Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2039	4,000	4,001,498

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)	5.00%	06/01/2027	1,850	1,993,427

Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	7,001,203

Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	1,395	1,406,005

Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	225,812

Series 2021, Ref. RB	4.00%	09/01/2028	255	256,363

Series 2021, Ref. RB	4.00%	09/01/2032	335	333,221

Series 2021, Ref. RB	4.00%	09/01/2035	400	393,958

Series 2021, Ref. RB	4.00%	09/01/2036	200	194,159

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,701,119

Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,138

Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,180

Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,345

Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,300

Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,100	2,102,873

Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,655,415

Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,148,341

Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	6,420	5,970,911

Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,006,424

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	713,219

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	$2,000	$2,012,655

Series 2014, RB	5.00%	09/01/2044	500	502,183

Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,007,807

Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	99,547

Series 2021 A, RB	4.00%	09/01/2033	100	99,128

Series 2021 A, RB	4.00%	09/01/2034	165	163,183

Series 2021 A, RB	4.00%	09/01/2036	180	174,228

Series 2021 A, RB	4.00%	09/01/2038	385	357,948

Series 2021 A, RB	4.00%	09/01/2039	135	123,910

Series 2021 A, RB	4.00%	09/01/2040	140	126,832

Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,640,938

Series 2015, RB	5.00%	05/15/2027	850	862,019

Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	20	20,039

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	111,064

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,056

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2017, Sub. RB(e)	5.00%	05/15/2041	16,580	16,784,597

Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,321,456

Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,058,974

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(e)	5.00%	05/15/2040	5,000	5,021,669

Series 2018 A, RB(e)	5.25%	05/15/2038	3,565	3,739,804

Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	9,673,665

Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,192,777

Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2020 A, RB	4.00%	06/01/2035	1,000	1,054,242

Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	3,810	3,854,329

Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(e)	5.00%	08/01/2030	2,000	2,012,990

Series 2014 A, Ref. RB(e)	5.00%	08/01/2031	1,250	1,257,892

Series 2014 A, Ref. RB(e)	5.00%	08/01/2032	1,745	1,755,519

Series 2014 A, Ref. RB(e)	5.00%	08/01/2033	1,895	1,905,935

Series 2014 A, Ref. RB(e)	5.00%	08/01/2034	2,470	2,483,355

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	467,646

Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,286,680

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	356,708

Series 2018 B, RB	5.00%	09/01/2033	250	262,373

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	319,389

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	505,176

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	563,321

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	475,540

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	605,653

Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,011

Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	5,050,479

Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	310,858

Natomas Unified School District;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	760,929

Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	4,002,723

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	4,993,301

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,025	1,032,278

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	$665	$665,736

Series 2013 A, Ref. RB	5.00%	09/01/2027	725	725,833

Series 2013 A, Ref. RB	5.00%	09/01/2028	785	785,865

Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,015,539

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	276,405

Series 2021 A, Ref. RB	4.00%	09/01/2025	290	289,346

Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,156,459

Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,096,275

Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	5	5,077

Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,657,480

Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,870,564

Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,349,190

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,100,345

Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,050	1,050,579

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	188,232

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	208,581

Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,803,268

Series 2013, Ref. RB	5.25%	09/01/2033	200	200,227

Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	15	15,077

Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,051

Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,687

Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,745	4,921,282

Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,866

Riverside (City of), CA (Riverwalk Auto Center Assessment District); Series 2012, Ref. RB	5.00%	09/02/2024	335	335,977

Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,439

Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,652,000

Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,163,404

Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	450	451,728

Riverside (County of), CA Community Facilities District No. 05-8 (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,001,017

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	497,496

Series 2020, RB	4.00%	09/01/2037	500	479,135

Series 2020, RB	4.00%	09/01/2040	350	321,237

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	286,537

Series 2021, RB	4.00%	09/01/2036	305	294,929

Series 2021, RB	4.00%	09/01/2037	320	304,109

Series 2021, RB	4.00%	09/01/2038	330	308,486

Series 2021, RB	4.00%	09/01/2039	345	318,464

Series 2021, RB	4.00%	09/01/2040	190	173,355

Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,294

Series 2013, RB	5.00%	09/01/2026	440	440,406

Series 2013, RB	5.00%	09/01/2027	405	405,397

Series 2013, RB	5.00%	09/01/2028	500	500,486

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	233,136

Series 2020, RB	4.00%	09/01/2035	275	270,595

Series 2020, RB	4.00%	09/01/2037	320	303,478

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2024	$265	$265,351

Series 2007, RB	5.00%	02/15/2025	100	100,858

Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,754,370

Sacramento (City of), CA Area Flood Control Agency; Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,913,879

Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,841,376

Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,691

Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	785,543

Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,306

Sacramento (County of), CA; Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	6,000	6,252,694

Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	430,000

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(e)	5.25%	06/01/2027	175	171,564

Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,026

San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	65	65,102

San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(e)	7.88%	07/01/2025	5	5,005

San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	294,899

San Bernardino County Transportation Authority; Series 2014 A, RB	5.25%	03/01/2040	9,045	9,082,244

San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,594

Series 2021, Ref. RB	4.00%	09/01/2027	100	101,167

Series 2021, Ref. RB	4.00%	09/01/2028	100	101,401

Series 2021, Ref. RB	4.00%	09/01/2029	100	100,955

Series 2021, Ref. RB	4.00%	09/01/2030	100	100,386

San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,471

Series 2013, Ref. RB	5.00%	09/02/2025	190	190,543

Series 2013, Ref. RB	5.13%	09/02/2026	205	205,746

Series 2013, Ref. RB	5.13%	09/02/2027	215	215,843

Series 2013, Ref. RB	5.25%	09/02/2028	225	225,954

Series 2013, Ref. RB	5.38%	09/02/2029	240	241,079

Series 2013, Ref. RB	5.38%	09/02/2030	250	251,031

Series 2013, Ref. RB	5.50%	09/02/2031	260	261,128

Series 2013, Ref. RB	5.50%	09/02/2032	280	281,205

San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,539

Series 2013, Ref. RB	5.00%	09/01/2027	610	610,719

Series 2013, Ref. RB	5.00%	09/01/2028	640	640,734

Series 2013, Ref. RB	5.00%	09/01/2030	720	720,722

San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,293,797

Series 2015 A, RB	5.00%	10/15/2034	1,000	1,033,716

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	55	55,085

San Diego (County of), CA Regional Airport Authority; Series 2017 B, RB(e)	5.00%	07/01/2037	1,000	1,027,165

San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,101

San Francisco (City & County of), CA;
Series 2015 A, COP	5.00%	04/01/2029	700	700,958

Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,105,148

Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,090,227

Series 2015 R-1, Ref. GO Bonds	4.00%	06/15/2030	100	100,015

San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,563

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(e)	5.00%	05/01/2040	$575	$575,306

Series 2014 A, RB(e)	5.00%	05/01/2044	10,000	10,004,882

Series 2016 B, RB(e)	5.00%	05/01/2041	10,000	10,078,224

Series 2018 D, RB(e)	5.00%	05/01/2043	8,000	8,185,283

Series 2019 A, RB(e)	5.00%	05/01/2037	8,000	8,401,710

Series 2019 A, RB(e)	5.00%	05/01/2044	1,000	1,025,858

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	295	303,876

Series 2022 A, RB(d)	5.00%	09/01/2032	400	422,522

Series 2022 B, RB(d)	5.00%	09/01/2032	400	418,353

San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	1,355	1,374,806

Series 2021 B, RB	4.00%	11/01/2044	1,465	1,480,653

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB(b)(c)	5.00%	02/28/2024	500	502,175

Series 2013 C, RB(b)(c)(g)	0.00%	02/28/2024	1,245	610,286

San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	957,537

San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	516,561

Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,029,960

Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	1,250	1,281,673

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	25,000

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,795	1,797,147

San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,005

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	1,445	1,448,327

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,496

Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2024	325	325,285

Series 2012, Ref. RB	5.00%	11/15/2025	925	925,915

Series 2012, Ref. RB	5.00%	11/15/2027	785	785,869

Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,318

Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,174

Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	658,156

Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	261,138

Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	375	375,432

Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,050

Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,021,765

South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,176,714

South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,362,707

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	500,940

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,222,907

Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,079,677

Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,879,034

Series 2019, Ref. RB	5.00%	06/01/2048	7,940	8,063,101

Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2025	1,620	1,624,138

Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,116,304

Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,391

Series 2013, RB	5.00%	10/01/2026	415	415,504

Series 2013, RB	5.00%	10/01/2027	700	700,829

Series 2013, RB	5.00%	10/01/2028	1,465	1,466,691

Series 2013, RB	5.00%	10/01/2029	1,490	1,491,583

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1);
Series 2012 A, Ref. RB	5.00%	09/01/2032	$1,500	$1,502,022

Series 2012 B, RB	5.00%	09/01/2032	1,500	1,502,022

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	219,886

Series 2021, Ref. RB	4.00%	09/01/2028	260	260,830

Series 2021, Ref. RB	4.00%	09/01/2030	300	297,650

Series 2021, Ref. RB	4.00%	09/01/2032	100	98,242

Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	15	15,098

Series 2002, RB	6.25%	09/01/2032	25	25,047

Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,408

Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2024	420	421,527

Series 2013, Ref. RB	5.00%	09/01/2025	445	446,733

Series 2013, Ref. RB	5.00%	09/01/2026	470	471,984

Series 2013, Ref. RB	5.00%	09/01/2027	490	492,172

Series 2013, Ref. RB	5.00%	09/01/2028	515	517,305

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,247,066

University of California;
Series 2014 AM, RB	5.25%	05/15/2036	5,720	5,760,875

Series 2014 AM, RB	5.00%	05/15/2044	4,000	4,014,448

Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	20	20,094

Series 2003 A, RB	6.13%	09/01/2034	30	30,159

Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,955,700

Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,039

Watereuse Finance Authority; Series 2014 A, Ref. RB (INS - BAM)(a)	5.50%	05/01/2036	2,635	2,655,703

Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,338,218

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	14,505	14,547,749

				641,501,527

Puerto Rico–4.06%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,685	3,694,312

Series 2002, RB	5.63%	05/15/2043	335	338,804

Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	600	15,750

Series 2011, RB	6.00%	08/01/2025	1,400	36,750

Series 2011, RB	6.50%	08/01/2026	3,300	86,625

Series 2011, RB	5.50%	08/01/2031	1,750	45,937

PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	144	5,321

PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	21	7,594

Series 2022 L, RB(f)	5.25%	12/06/2049	301	100,244

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	27	26,575

Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	215	131,094

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	8,856	9,012,643

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,602

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	191,887

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	189,730

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	324,593

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	137,638

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	115,406

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	151,665

Subseries 2022, RN	0.00%	11/01/2043	737	383,981

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	$10	$10,068

Series 2021 B, RB(d)	5.00%	07/01/2025	4,060	4,081,806

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,070

Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	520,086

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,016

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,008

Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	454,665

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 09/30/2008; Cost $2,130,000)(e)(f)(h)	6.63%	06/01/2026	2,130	1,491,000

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,033,262

Series 2018 A-1, RB	4.55%	07/01/2040	4	3,897

Series 2018 A-1, RB(g)	0.00%	07/01/2046	5	1,475

Series 2018 A-1, RB(g)	0.00%	07/01/2051	5	1,088

Series 2018 A-1, RB	4.75%	07/01/2053	4	3,785

Series 2018 A-1, RB	5.00%	07/01/2058	5	4,860

Series 2019 A-2, RB	4.54%	07/01/2053	46	42,039

Series 2019 A-2, RB	4.78%	07/01/2058	620	584,080

University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,096

Series 2006 P, Ref. RB	5.00%	06/01/2024	315	313,826

				27,430,278

Guam–0.17%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,134,104

Northern Mariana Islands–0.15%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	1,150	1,041,873

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	90,933

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	171,781

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	126,326

				389,040

Total Municipal Obligations (Cost $683,669,076)				671,496,822

U.S. Dollar Denominated Bonds & Notes–0.63%
California–0.63%
CalPlant I LLC;
Exit Facility(d)(i)	15.00%	07/01/2025	725	725,000

Series 21A(d)(f)(i)	9.50%	03/31/2024	240	240,000

Series 21B(d)(f)(i)	9.50%	03/31/2024	905	905,000

Series 22A(d)(f)(i)	9.50%	03/31/2024	500	500,000

Series 22B(d)(f)(i)	9.50%	03/31/2024	45	45,000

Series 22C(d)(f)(i)	9.50%	03/31/2024	325	325,000

Series 22X(d)(f)(i)	9.50%	03/31/2024	490	490,000

Series 23A(d)(f)(i)	9.50%	03/31/2024	175	175,000

Series 23B(d)(f)(i)	9.50%	03/31/2024	155	155,000

Series 23C(d)(f)(i)	9.50%	03/31/2024	245	245,000

Series 23D (Acquired 05/04/2023; Cost $215,000)(d)(f)(h)(i)	9.50%	03/31/2024	215	215,000

Series 23E(d)(f)(i)	9.50%	03/31/2024	240	240,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,260,000)				4,260,000

TOTAL INVESTMENTS IN SECURITIES(j)–99.88% (Cost $687,929,076)				675,756,822

OTHER ASSETS LESS LIABILITIES–0.12%				840,844

NET ASSETS–100.00%				$676,597,666

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $53,224,596, which represented 7.87% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $5,363,588, which represented less than 1% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Restricted security. The aggregate value of these securities at November 30, 2023 was $1,706,000, which represented less than 1% of the Fund’s Net Assets.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.57%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$671,496,822	$–	$671,496,822

U.S. Dollar Denominated Bonds & Notes	–	–	4,260,000	4,260,000

Total Investments in Securities	–	671,496,822	4,260,000	675,756,822

Other Investments - Assets

Investments Matured	–	50,000	–	50,000

Total Investments	$–	$671,546,822	$4,260,000	$675,806,822

Invesco Limited Term California Municipal Fund